CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED INCOME STATEMENT
Interest and similar income	£ 7,295	£ 8,016
Interest and similar expense	(1,681)	(1,948)
Net interest income	5,614	6,068
Fee and commission income	954	1,193
Fee and commission expense	(421)	(531)
Net fee and commission income	533	662
Net trading income	368	296
Other operating income	1,251	1,588
Other income	2,152	2,546
Total income	7,766	8,614
Regulatory provisions	(158)	(118)
Other operating expenses	(4,273)	(4,551)
Total operating expenses	(4,431)	(4,669)
Trading surplus	3,335	3,945
Impairment	(3,625)	(589)
(Loss) profit before tax	(290)	3,356
Tax credit (expense)	594	(763)
Profit for the period	304	2,593
Profit attributable to ordinary shareholders	86	2,433
Profit attributable to other equity holders	204	139
Profit attributable to equity holders	290	2,572
Profit attributable to non-controlling interests	£ 14	£ 21